Basis of preparation of the consolidated financial statements - Revision of the consolidated financial statements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revision of the consolidated financial statements
Number of adjustments identified in the consolidated financial statements previously issued | item	2
Deferred tax liability (asset)	$ (3,188)	$ 48,212	$ 136,810	$ 141,950
Deferred tax benefits	(87,344)	(104,746)	(33,030)
Deferred income tax assets	221,580	239,740
Deferred income tax	$ 218,392	287,952
CTA adjustment
Revision of the consolidated financial statements
Accumulated other comprehensive loss		33,650
Additional paid in capital		(33,650)
Deferred tax adjustments
Revision of the consolidated financial statements
Deferred tax liability (asset)		37,875	39,366	$ 41,532
Deferred tax benefits		(1,491)	$ (2,166)
Deferred income tax assets		(23,201)
Deferred income tax		$ 14,674